Income Taxes - Deferred Income Taxes - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 22, 2021
Tax Credit Carryforward [Line Items]
Deferred tax asset		$ 20,186			$ 19,400
Gross deferred tax assets		22,095	$ 10,939
Current valuation allowance		2,700
Cumulative valuation allowance		22,100
Uncertain tax positions		200	$ 2,200
Amount of remaining unrecognized tax benefits	$ 100	897
Tax receivable agreement tax savings percentage					85.00%
Tax receivable agreement potential tax benefit percentage					15.00%
Estimated Tax Receivable Liability		$ 14,500
U.S Federal tax expense at statutory rates		21.00%	21.00%	21.00%
State tax rate, net of federal benefit		4.00%
Net present value of liability if all Redwood Intermediate equity interest are exchanged		$ 154,300
Redwood Intermediate
Tax Credit Carryforward [Line Items]
Gross deferred tax assets		19,400
Current valuation allowance		$ 19,400
Shares acquired		12,618,516
Subchapter C Corporation
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards		$ 5,800
Subchapter C Corporation | Redwood Intermediate
Tax Credit Carryforward [Line Items]
Business combination ownership percentage		27.80%